UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK,		EH1 3AN
(Address of principal executive offices)		(Zip code)

Angus NG Macdonald 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PORTFOLIO OF INVESTMENTS
September 30, 2014 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

COMMON STOCKS - 97.6%
ARGENTINA - 1.4%
MercadoLibre, Inc.	294,209	$31,965,808

AUSTRALIA - 3.2%
Brambles Ltd.	2,887,363	24,019,192
Cochlear Ltd.	296,509	18,031,767
Treasury Wine Estates Ltd.	3,063,803	11,325,800
Woolworths Ltd.	637,078	19,076,696
		72,453,455
BERMUDA - 0.4%
Seadrill Ltd.	354,612	9,474,665

BRAZIL - 1.1%
Embraer SA ADR	641,932	25,176,573

CANADA - 2.6%
Cenovus Energy, Inc.	354,663	9,541,494
Fairfax Financial Holdings Ltd.	87,275	39,103,283
Ritchie Bros. Auctioneers, Inc.	533,550	11,946,184
		60,590,961
CHINA - 5.9%
Baidu, Inc. ADR (a)	192,864	42,088,711
Hang Seng Bank Ltd.	1,469,800	23,585,710
Hong Kong Exchanges and Clearing Ltd.	2,033,900	43,777,138
Sun Art Retail Group Ltd.	6,916,500	7,820,740
Want Want China Holdings Ltd.	14,398,000	17,977,846
		135,250,145
DENMARK - 3.4%
DSV A/S	921,181	25,902,313
Novo Nordisk A/S, B Shares	567,695	27,028,975
Novozymes A/S, B Shares	565,008	24,451,068
		77,382,356
FINLAND - 1.5%
Sampo Oyj, A Shares	722,479	34,933,076

FRANCE - 4.6%
Compagnie Generale d’Optique Essillor International SA	271,944	29,823,621
Edenred	650,851	16,037,721
Kone Oyj, B Shares	733,538	29,367,604
Lafarge SA	421,756	30,352,408
		105,581,354

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value

GERMANY - 6.6%
Brenntag AG	390,783	$19,126,668
Continental AG	159,778	30,266,463
Deutsche Boerse AG	480,004	32,232,781
MTU Aero Engines AG	156,212	13,290,341
SAP SE	404,551	29,196,454
Sky Deutschland AG (a)	3,228,352	27,289,306
		151,402,013
INDIA - 0.6%
IDFC Ltd.	5,975,174	13,228,935

IRELAND - 3.6%
CRH Plc.	922,552	20,962,605
James Hardie Industries Plc. SE CDI	2,221,712	23,244,112
Ryanair Holdings Plc. ADR (a)	666,006	37,582,719
		81,789,436
JAPAN - 10.0%
FANUC Corp.	133,400	24,125,758
Fast Retailing Co., Ltd.	75,700	25,366,462
Japan Exchange Group, Inc.	1,399,900	33,228,547
Rakuten, Inc.	2,436,800	28,051,135
Shimano, Inc.	205,500	24,997,740
SMC Corp.	123,200	33,971,290
Tokyo Electron Ltd.	290,100	18,907,344
Toyota Tsusho Corp.	914,300	22,271,438
Trend Micro, Inc.	589,900	19,987,752
		230,907,466
NETHERLANDS - 3.4%
Heineken Holding NV	478,235	31,575,470
Unilever NV CVA	796,714	31,617,885
Yandex NV, Class A (a)	520,700	14,472,856
		77,666,211
PERU - 0.8%
Credicorp Ltd.	126,686	19,432,366

PORTUGAL - 0.3%
Galp Energia, SGPS, SA	477,745	7,764,500

RUSSIA - 1.8%
Magnit OJSC GDR Reg S	512,578	29,483,493
Sberbank of Russia ADR	1,387,795	10,913,402
		40,396,895
SINGAPORE - 1.6%
United Overseas Bank Ltd.	2,164,204	37,940,052

SOUTH AFRICA - 3.2%
Massmart Holdings Ltd.	915,459	9,945,300
Naspers Ltd., N Shares	587,739	64,371,238
		74,316,538

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value

SOUTH KOREA - 5.6%
Hyundai Mobis Co., Ltd.	55,281	$13,458,238
NAVER Corp.	39,143	29,900,450
Samsung Electronics Co., Ltd.	49,931	55,923,092
SK Telecom Co., Ltd.	105,450	29,008,530
		128,290,310
SPAIN - 1.5%
Inditex SA	1,251,446	34,544,724

SWEDEN - 5.1%
Atlas Copco AB, B Shares	1,802,700	46,588,534
Svenska Handelsbanken AB, A Shares	1,162,909	54,460,826
Volvo AB, B Shares	1,472,296	15,928,626
		116,977,986
SWITZERLAND - 2.8%
Nestle SA	876,714	64,430,614

TAIWAN - 3.8%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	3,472,420	21,633,177
Taiwan Semiconductor Manufacturing Co., Ltd.	16,713,000	66,536,608
		88,169,785
TURKEY - 0.8%
BIM Birlesik Magazalar A/S	834,084	17,461,724

UNITED KINGDOM - 21.3%
Amlin Plc.	3,517,822	24,682,638
Antofagasta Plc.	1,126,890	13,112,705
ARM Holdings Plc.	2,900,551	42,258,482
ASOS Plc. (a)	246,780	9,001,459
BG Group Plc.	1,034,648	19,100,357
BHP Billiton Plc.	617,699	17,085,823
British American Tobacco Plc.	787,000	44,347,639
Burberry Group Plc.	582,700	14,213,222
Capita Plc.	1,896,258	35,697,600
Experian Plc.	1,768,523	28,102,377
Hargreaves Lansdown Plc.	1,067,172	16,286,635
Petrofac Ltd.	788,142	13,206,063
Premier Farnell Plc.	3,631,434	10,660,868
Prudential Plc.	1,813,569	40,317,842
Rio Tinto Plc.	975,166	47,782,717
Rolls-Royce Holdings Plc. (a)	1,266,549	19,712,005
St James’s Place Plc.	1,389,209	16,382,770
Standard Chartered Plc.	1,458,024	26,892,876
Tullow Oil Plc.	1,958,820	20,422,701
Wolseley Plc.	586,791	30,735,313
		490,002,092
UNITED STATES - 0.7%
PriceSmart, Inc.	184,458	15,796,983

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value

Total Common Stocks
(cost $1,800,150,302)		$2,243,327,023

PREFERRED STOCKS - 0.9%
BRAZIL - 0.9%
Itau Unibanco Holding SA ADR	1,505,175	20,891,829
(cost $23,013,056)

TOTAL INVESTMENTS - 98.5%
(cost $1,823,163,358)		2,264,218,852
Other assets less liabilities - 1.5%		35,207,885
NET ASSETS - 100.0%		$2,299,426,737

(a)	Non-income producing security.

ADR	-	American Depositary Receipt.
CDI	-	Chess Depositary Interest.
CVA	-	Certificate Van Aandelen (Bearer).
GDR	-	Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2014, the aggregate cost of investment securities for income tax purposes was approximately $1,823,163,358. Net unrealized appreciation aggregated $441,055,494 of which $553,065,892 related to appreciated investment securities and $112,010,398 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2014 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$31,965,808	$—	$—	$31,965,808
Australia	—	72,453,455	—	72,453,455
Bermuda	—	9,474,665	—	9,474,665
Brazil	25,176,573	—	—	25,176,573
Canada	60,590,961	—	—	60,590,961
China	49,909,451	85,340,694	—	135,250,145
Denmark	—	77,382,356	—	77,382,356
Finland	—	34,933,076	—	34,933,076
France	—	105,581,354	—	105,581,354
Germany	—	151,402,013	—	151,402,013
India	—	13,228,935	—	13,228,935
Ireland	37,582,719	44,206,717	—	81,789,436
Japan	—	230,907,466	—	230,907,466
Netherlands	14,472,856	63,193,355	—	77,666,211
Peru	19,432,366	—	—	19,432,366
Portugal	—	7,764,500	—	7,764,500
Russia	—	40,396,895	—	40,396,895
Singapore	—	37,940,052	—	37,940,052
South Africa	—	74,316,538	—	74,316,538
South Korea	—	128,290,310	—	128,290,310
Spain	—	34,544,724	—	34,544,724
Sweden	—	116,977,986	—	116,977,986
Switzerland	—	64,430,614	—	64,430,614
Taiwan	21,633,177	66,536,608	—	88,169,785
Turkey	—	17,461,724	—	17,461,724
United Kingdom	9,001,459	481,000,633	—	490,002,092
United States	15,796,983	—	—	15,796,983
Total Common Stocks	285,562,353	1,957,764,670	—	2,243,327,023
Preferred Stocks
Brazil	20,891,829	—	—	20,891,829
Total	$306,454,182	$1,957,764,670	$—	$2,264,218,852

Fair value of Level 2 and Level 1 investments at December 31, 2013 was $2,194,347,328 and $301,817,826, respectively. $9,768,021 was transferred out of Level 2 into Level 1 and $15,974,793 was transferred out of Level 1 into Level 2 during the period ended September 30, 2014. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Funds valued their securities and the earlier closing of foreign markets.

It is the Trust’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

PORTFOLIO OF INVESTMENTS
September 30, 2014 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value
COMMON STOCKS - 98.1%
ARGENTINA - 1.2%
MercadoLibre, Inc.	250,300	$27,195,095

AUSTRALIA - 1.4%
Cochlear Ltd.	143,913	8,751,861
Fortescue Metals Group Ltd.	7,302,199	22,184,245
		30,936,106
CHILE - 0.5%
Sociedad Quimica y Minera de Chile SA ADR	443,100	11,582,634

CHINA - 16.4%
AIA Group Ltd.	13,956,200	72,024,381
Alibaba Group Holding Ltd. ADR (a)	146,558	13,021,678
Baidu, Inc. ADR (a)	598,646	130,642,517
Hong Kong Exchanges and Clearing Ltd.	1,128,201	24,283,107
JD.com, Inc. ADR (a)	385,200	9,945,864
New Oriental Education & Technology Group Inc. ADR (a)	726,200	16,847,840
Tencent Holdings Ltd.	6,480,600	96,440,717
Youku Tudou, Inc. ADR (a)	501,166	8,980,895
		372,186,999
DENMARK - 4.5%
Chr. Hansen Holding A/S	318,100	12,279,731
Novo Nordisk A/S, B Shares	1,322,001	62,942,834
Novozymes A/S, B Shares	643,490	27,847,425
		103,069,990
FRANCE - 6.0%
Compagnie Generale d’Optique Essillor International SA	318,046	34,879,546
Kering	215,605	43,470,477
L’Oreal SA	364,282	57,773,512
		136,123,535
GERMANY - 2.1%
Aixtron SE NA (a)	789,310	11,956,201
HeidelbergCement AG	199,875	13,155,994
SMA Solar Technology AG (a)	172,524	4,531,898
Volkswagen AG	89,829	18,560,572
		48,204,665
INDIA - 0.5%
Housing Development Finance Corp.	693,500	11,819,802

IRELAND - 1.6%
Bank of Ireland (a)	61,751,104	24,171,712
James Hardie Industries Plc. SE CDI	1,189,131	12,440,989
		36,612,701
ITALY - 7.3%
EXOR SpA	621,769	24,036,926
Fiat SpA (a)	7,435,527	71,661,921
UniCredit SpA	9,055,072	71,136,018
		166,834,865

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value
JAPAN - 10.9%
Don Quijote Holdings Co., Ltd.	192,500	$11,047,077
Gree, Inc.	176,776	1,205,346
M3, Inc.	772,600	12,389,650
Rakuten, Inc.	4,833,700	55,642,963
Sanrio Co., Ltd.	222,600	6,452,619
SBI Holdings, Inc.	1,158,200	12,981,729
SMC Corp.	179,100	49,385,211
SoftBank Corp.	1,217,400	85,034,045
Yaskawa Electric Corp.	1,055,000	14,337,150
		248,475,790
NETHERLANDS - 1.3%
ASML Holding NV	185,552	18,378,763
Gemalto NV	114,646	10,526,783
		28,905,546
NORWAY - 1.0%
Schibsted ASA	402,117	21,829,166

PERU - 0.9%
Credicorp Ltd.	134,516	20,633,409

PORTUGAL - 0.5%
Jeronimo Martins SGPS SA	992,137	10,917,760

RUSSIA - 0.9%
Magnit OJSC GDR Reg S	239,858	13,796,635
Mail.ru Group Ltd. GDR Reg S (a)	274,238	7,708,830
		21,505,465
SINGAPORE - 0.6%
Singapore Exchange Ltd.	2,236,000	12,659,662

SOUTH KOREA - 2.5%
Celltrion, Inc. (a)	347,800	16,106,837
NAVER Corp.	52,045	39,755,996
		55,862,833
SPAIN - 9.0%
Banco Popular Espanol SA	12,101,018	73,808,216
Banco Santander SA	4,593,748	43,979,081
Distribuidora Internacional de Alimentacion SA	2,160,683	15,484,019
Inditex SA	2,569,655	70,932,364
		204,203,680
SWEDEN - 10.8%
Alfa Laval AB	1,280,494	27,281,786
Atlas Copco AB, A Shares	2,216,876	63,255,705
Elekta AB, B Shares	1,349,055	13,260,278
Investment AB Kinnevik, B Shares	1,630,109	58,782,616
Sandvik AB	1,835,784	20,618,304
Svenska Handelsbanken AB, A Shares	1,047,443	49,053,375
Volvo AB, B Shares	1,238,038	13,394,212
		245,646,276

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value
SWITZERLAND - 4.9%
Compagnie Financiere Richemont SA	463,142	$37,857,779
Geberit AG	71,879	23,167,538
Swatch Group AG (The)	19,604	9,290,278
Syngenta AG	133,328	42,217,744
		112,533,339
TURKEY - 1.0%
BIM Birlesik Magazalar A/S	577,671	12,093,664
Turkiye Garanti Bankasi A/S	3,250,459	11,424,598
		23,518,262
UNITED KINGDOM - 12.3%
Aggreko Plc.	1,505,925	37,691,148
ARM Holdings Plc.	3,969,240	57,828,342
ASOS Plc. (a)	241,429	8,806,278
Meggitt Plc.	2,695,658	19,662,073
Ocado Group Plc. (a)	2,246,669	9,600,490
Prudential Plc.	2,549,270	56,673,370
Rolls-Royce Holdings Plc. (a)	3,366,019	52,387,222
Standard Chartered Plc.	2,020,826	37,273,614
		279,922,537
Total Common Stocks (cost $1,573,238,791)		2,231,180,117

PREFERRED STOCKS - 0.9%
GERMANY - 0.9%
Porsche Automobil Holding SE (cost $14,185,183)	240,805	19,209,768

RIGHTS - 0.0%
ITALY - 0.0%
Fiat SPA (a), expiring on 10/30/14	7,435,527	—

SPAIN - 0.0%
Banco Popular Espanol SA(a), expiring on 10/30/14	12,101,018	168,127

Total Rights (cost $184,282)		168,127

TOTAL INVESTMENTS - 99.0% (cost $1,587,608,256)		2,250,558,012
Other assets less liabilities - 1.0%		23,668,053
NET ASSETS - 100.0%		$2,274,226,065

(a) Non-income producing security.
ADR	-	American Depositary Receipt.
CDI	-	Chess Depositary Interest.
GDR	-	Global Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2014, the aggregate cost of investment securities for income tax purposes was approximately $1,587,608,256. Net unrealized appreciation aggregated $662,949,756 of which $767,349,598 related to appreciated investment securities and $104,399,842 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$27,195,095	$—	$—	$27,195,095
Australia	—	30,936,106	—	30,936,106
Chile	11,582,634	—	—	11,582,634
China	179,438,794	192,748,205	—	372,186,999
Denmark	—	103,069,990	—	103,069,990
France	—	136,123,535	—	136,123,535
Germany	—	48,204,665	—	48,204,665
India	—	11,819,802	—	11,819,802
Ireland	—	36,612,701	—	36,612,701
Italy	—	166,834,865	—	166,834,865
Japan	—	248,475,790	—	248,475,790
Netherlands	—	28,905,546	—	28,905,546
Norway	—	21,829,166	—	21,829,166
Peru	20,633,409	—	—	20,633,409
Portugal	—	10,917,760	—	10,917,760
Russia	7,708,830	13,796,635	—	21,505,465
Singapore	—	12,659,662	—	12,659,662
South Korea	—	55,862,833	—	55,862,833
Spain	—	204,203,680	—	204,203,680
Sweden	—	245,646,276	—	245,646,276
Switzerland	—	112,533,339	—	112,533,339
Turkey	—	23,518,262	—	23,518,262
United Kingdom	8,806,278	271,116,259	—	279,922,537
Total Common Stocks	255,365,040	1,975,815,077	—	2,231,180,117
Preferred Stocks
Germany	—	19,209,768	—	19,209,768
Rights
Italy	—	—	—	—
Spain	168,127	—	—	168,127
Total Rights	168,127	—	—	168,127
Total	$255,533,167	$1,995,024,845	$—	$2,250,558,012

Fair value of Level 2 and Level 1 investments at December 31, 2013 was $2,089,839,075 and $330,530,505 respectively. $16,256,435 was transferred out of Level 2 into Level 1 and $14,382,676 was transferred out of Level 1 into Level 2 during the period ended September 30, 2014. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

PORTFOLIO OF INVESTMENTS
September 30, 2014 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value
COMMON STOCKS - 98.2%
AUSTRALIA - 6.3%
Brambles Ltd.	177,711	$1,478,330
Cochlear Ltd.	47,306	2,876,846
Mesoblast Ltd. (a)	142,540	537,800
Seek Ltd.	176,455	2,496,631
Treasury Wine Estates Ltd.	247,351	914,369
Woolworths Ltd.	34,288	1,026,722
		9,330,698
CHINA - 5.0%
Baidu, Inc. ADR (a)	10,000	2,182,300
Cafe de Coral Holdings Ltd.	299,702	1,014,514
Jardine Strategic Holdings Ltd.	19,900	692,645
JD.com, Inc. ADR (a)	26,600	686,812
Mindray Medical International Ltd. ADR	40,853	1,232,126
Tsingtao Brewery Co. Ltd., Class H	213,943	1,521,107
		7,329,504
DENMARK - 5.6%
Carlsberg A/S, B Shares	31,424	2,790,849
Novo Nordisk A/S, B Shares	78,331	3,729,479
Novozymes A/S, B Shares	38,617	1,671,174
		8,191,502
FRANCE - 4.0%
Kone Oyj, B Shares	51,074	2,044,776
Legrand SA	31,378	1,630,520
Total SA	34,928	2,261,743
		5,937,039
GERMANY - 1.1%
adidas AG	20,935	1,562,083

HONG KONG - 1.6%
BOC Hong Kong Holdings Ltd.	348,960	1,110,876
Global Brands Group Holding Ltd. (a)	374,782	82,536
Li & Fung Ltd.	956,782	1,086,797
		2,280,209
INDIA - 1.7%
Mahindra & Mahindra Ltd. GDR	110,900	2,480,278

ISRAEL - 0.2%
Protalix BioTherapeutics, Inc. (a)	137,636	333,079

ITALY - 2.1%
CNH Industrial NV (a)	179,482	1,421,682
EXOR SpA	44,348	1,714,446
		3,136,128

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value
JAPAN - 14.6%
Asahi Group Holdings Ltd.	70,400	$2,036,403
Kao Corp.	61,500	2,399,893
MS&AD Insurance Group Holdings, Inc.	132,500	2,890,106
Olympus Corp. (a)	61,800	2,216,193
Rakuten, Inc.	182,000	2,095,086
Sankyo Co., Ltd.	21,800	781,266
Shimano, Inc.	26,900	3,272,210
Shiseido Co., Ltd.	34,300	565,794
SMC Corp.	6,600	1,819,890
SUGI Holdings Co., Ltd.	19,800	831,462
THK Co., Ltd.	101,900	2,539,242
		21,447,545
NEW ZEALAND - 0.9%
Trade Me Group Ltd.	477,506	1,304,056

SINGAPORE - 3.5%
Jardine Matheson Holdings Ltd.	41,200	2,455,058
United Overseas Bank Ltd.	152,162	2,667,509
		5,122,567
SOUTH AFRICA - 2.0%
Clicks Group Ltd.	194,432	1,154,589
Naspers Ltd., N Shares	15,911	1,742,629
		2,897,218
SOUTH KOREA - 2.4%
Samsung Electronics Co., Ltd. GDR Reg S	2,387	1,332,168
Samsung Fire & Marine Insurance Co., Ltd.	8,315	2,225,550
		3,557,718
SPAIN - 3.0%
Corporacion Financiera Alba SA	19,908	1,053,089
Distribuidora Internacional de Alimentacion SA	262,408	1,880,484
Inditex SA	54,585	1,506,756
		4,440,329
SWEDEN - 8.7%
Atlas Copco AB, B Shares	107,600	2,780,788
Investment AB Kinnevik, B Shares	120,367	4,340,499
Investor AB, B Shares	42,265	1,488,136
Svenska Handelsbanken AB, A Shares	88,442	4,141,876
		12,751,299
SWITZERLAND - 10.4%
Geberit AG	6,021	1,940,647
Mettler-Toledo International, Inc. (a)	7,913	2,026,757
Nestle SA	50,204	3,689,544
Roche Holding AG — Genusschein	16,017	4,729,870
Schindler Holding AG, Participating Certificates	11,303	1,531,048
UBS AG (a)	82,574	1,435,370
		15,353,236
TAIWAN - 2.9%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	305,439	1,902,882
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	115,059	2,321,891
		4,224,773

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value
TURKEY - 0.8%
Turkiye Garanti Bankasi A/S	353,965	$1,244,104

UNITED KINGDOM - 20.0%
ASOS Plc. (a)	56,100	2,046,284
BG Group Plc.	189,589	3,499,951
BHP Billiton Plc.	68,279	1,888,627
Hargreaves Lansdown Plc.	173,667	2,650,417
Imagination Technologies Group Plc. (a)	292,900	888,165
Imperial Tobacco Group Plc.	40,748	1,754,433
Intertek Group Plc.	40,325	1,708,944
John Wood Group Plc.	177,093	2,170,619
Johnson Matthey Plc.	58,240	2,746,394
Kazakhmys Plc. (a)	184,388	787,352
Mitchells & Butlers Plc. (a)	267,843	1,550,400
Rightmove Plc.	53,955	1,876,491
Standard Chartered Plc.	116,667	2,151,893
Unilever Plc.	52,322	2,190,077
Weir Group Plc. (The)	38,904	1,571,138
		29,481,185
UNITED STATES - 1.4%
Coca-Cola Enterprises, Inc.	47,470	2,105,769

Total Common Stocks (cost $129,813,509)		144,510,319

PREFERRED STOCKS - 0.9%
BRAZIL - 0.9%
Itau Unibanco Holding SA ADR (cost $1,239,139)	95,029	1,319,002

TOTAL INVESTMENTS - 99.1% (cost $131,052,648)		145,829,321
Other assets less liabilities - 0.9%		1,356,599
NET ASSETS - 100.0%		$147,185,920

(a) Non-income producing security.
ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

At September 30, 2014, the aggregate cost of investment securities for income tax purposes was approximately $131,052,648. Net unrealized appreciation aggregated $14,776,673 of which $18,707,301 related to appreciated investment securities and $3,930,628 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$9,330,698	$—	$9,330,698
China	4,101,238	3,228,266	—	7,329,504
Denmark	—	8,191,502	—	8,191,502
France	—	5,937,039	—	5,937,039
Germany	—	1,562,083	—	1,562,083
Hong Kong	1,169,333	1,110,876	—	2,280,209
India	2,480,278	—	—	2,480,278
Israel	333,079	—	—	333,079
Italy	—	3,136,128	—	3,136,128
Japan	—	21,447,545	—	21,447,545
New Zealand	—	1,304,056	—	1,304,056
Singapore	—	5,122,567	—	5,122,567
South Africa	1,154,589	1,742,629	—	2,897,218
South Korea	—	3,557,718	—	3,557,718
Spain	—	4,440,329	—	4,440,329
Sweden	—	12,751,299	—	12,751,299
Switzerland	2,026,757	13,326,479	—	15,353,236
Taiwan	4,224,773	—	—	4,224,773
Turkey	—	1,244,104	—	1,244,104
United Kingdom	2,833,636	26,647,549	—	29,481,185
United States	2,105,769	—	—	2,105,769
Total Common Stocks	20,429,452	124,080,867	—	144,510,319
Preferred Stocks
Brazil	1,319,002	—	—	1,319,002
Total	$21,748,454	$124,080,867	$—	$145,829,321

Fair value of Level 2 and Level 1 investments at December 31, 2013 was $98,967,906 and $14,501,211 respectively. $5,394,835 was transferred out of Level 2 into Level 1 and $2,730,951 as transferred out of Level 1 into Level 2 during the period ended September 30, 2014. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

PORTFOLIO OF INVESTMENTS
September 30, 2014 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value
COMMON STOCKS - 94.7%
ARGENTINA - 0.9%
MercadoLibre, Inc.	39,900	$4,335,135

BRAZIL - 3.6%
Embraer SA ADR	278,967	10,941,086
JBS SA	1,941,400	7,312,719
		18,253,805
CAYMAN ISLANDS - 1.0%
GCL-Poly Energy Holdings Ltd. (a)	9,977,000	3,657,048
Qunar Cayman Islands Ltd. ADR (a)	46,000	1,271,900
		4,928,948
CHILE - 0.9%
Cia Cervecerias Unidas SA ADR	85,824	1,890,703
Latam Airlines Group SA ADR (a)	244,979	2,785,411
		4,676,114
CHINA - 20.8%
Alibaba Group Holding Ltd. ADR (a)	114,431	10,167,194
Beijing Enterprises Holdings Ltd.	401,500	3,444,674
China Petroleum & Chemical Corp., Class H	18,810,000	16,452,033
China Taiping Insurance Holdings Co., Ltd. (a)	1,401,000	3,037,801
CNOOC Ltd.	4,221,000	7,279,408
Dongfeng Motor Group Co., Ltd., Class H	1,070,000	1,754,404
Geely Automobile Holdings Ltd.	8,200,000	3,429,371
Haier Electronics Group Co., Ltd.	2,551,300	6,690,694
JD.com, Inc. ADR (a)	276,000	7,126,320
Kunlun Energy Co., Ltd.	1,954,000	2,819,701
Lenovo Group Ltd.	4,428,000	6,595,476
PetroChina Co., Ltd., Class H	6,526,000	8,364,072
Sohu.com, Inc. (a)	97,572	4,901,042
Tencent Holdings Ltd.	1,120,000	16,667,223
Youku Tudou, Inc. ADR (a)	110,500	1,980,160
ZTE Corp., Class H	2,292,800	5,085,330
		105,794,903
COLOMBIA - 0.4%
Bancolombia SA ADR	36,230	2,054,966

EGYPT - 1.6%
Commercial International Bank Egypt SAE	436,357	3,104,521
Egyptian Financial Group - Hermes Holding SAE (a)	1,981,031	5,138,201
		8,242,722
INDIA - 15.2%
Axis Bank Ltd.	578,290	3,536,595
HCL Technologies Ltd.	366,876	10,176,066
Housing Development Finance Corp.	206,600	3,521,227
IDFC Ltd.	1,675,002	3,708,426
Infosys Ltd.	79,200	4,813,352
Just Dial Ltd.	115,469	3,039,751
Mahindra & Mahindra Ltd.	633,224	13,906,378
Oracle Financial Services Software Ltd.	32,800	1,826,492
Reliance Industries Ltd.	671,944	10,259,223
Shriram Transport Finance Co. Ltd.	367,900	5,536,911
Tech Mahindra Ltd.	429,660	17,270,837
		77,595,258

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value
MALAYSIA - 1.5%
Public Bank Bhd	1,292,940	$7,448,496

MEXICO - 2.1%
Cemex SAB de CV ADR, Participating Certificates (a)	429,472	5,600,315
Corp. GEO SAB de CV, Series B (a)*	3,528,000	0
Wal-Mart de Mexico SAB de CV, Series V	2,125,460	5,349,060
		10,949,375
NETHERLANDS - 0.3%
Yandex NV, Class A (a)	56,900	1,581,536

PANAMA - 0.7%
Copa Holdings SA, Class A	32,566	3,494,006

RUSSIA - 1.4%
Sberbank of Russia ADR	891,137	7,007,761

SINGAPORE - 0.5%
China Oilfield Services Ltd., Class H	1,030,000	2,713,737

SOUTH AFRICA - 1.9%
Naspers Ltd., N Shares	90,459	9,907,387

SOUTH KOREA - 20.6%
Daelim Industrial Co., Ltd.	28,610	2,045,803
Dongbu Insurance Co., Ltd.	42,470	2,389,424
E-Mart Co., Ltd.	22,464	4,908,727
Fila Korea Ltd.	24,865	2,780,450
Hankook Tire Co., Ltd.	44,802	2,183,008
Hyundai Glovis Co., Ltd.	23,877	7,280,212
Hyundai Marine & Fire Insurance Co., Ltd.	156,960	4,325,708
Hyundai Mipo Dockyard Co., Ltd.	33,800	3,958,859
Hyundai Mobis Co., Ltd.	17,196	4,186,391
Hyundai Wia Corp.	32,675	6,648,723
Interpark Corp.	192,200	2,191,291
LG Chem Ltd.	31,300	7,576,522
NAVER Corp.	13,478	10,295,539
NCSoft Corp.	17,140	2,181,707
NHN Entertainment Corp. (a)	31,496	2,461,260
Samsung Electronics Co., Ltd.	13,644	15,281,382
Samsung Fire & Marine Insurance Co., Ltd.	21,197	5,673,479
Samsung SDI Co., Ltd.	22,994	2,662,859
SK Hynix, Inc. (a)	363,600	16,093,327
		105,124,671

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value
TAIWAN - 17.0%
Advanced Semiconductor Engineering, Inc.	2,083,000	$2,433,058
Advantech Co., Ltd.	458,463	3,235,401
Airtac International Group	244,000	1,965,675
Asustek Computer, Inc.	359,000	3,425,713
China Life Insurance Co., Ltd.	13,676,555	11,272,851
Delta Electronics, Inc.	1,283,000	8,105,061
Hiwin Technologies Corp.	259,560	2,314,716
Hon Hai Precision Industry Co., Ltd.	4,130,696	13,010,612
Largan Precision Co., Ltd.	102,000	7,297,391
MediaTek, Inc.	498,000	7,375,234
Novatek Microelectronics Corp.	656,000	3,237,482
Taiwan Semiconductor Manufacturing Co., Ltd.	5,771,310	22,976,329
		86,649,523
TURKMENISTAN - 4.3%
Dragon Oil Plc.	2,272,204	21,989,785

Total Common Stocks (cost $387,817,748)		482,748,128

PREFERRED STOCKS - 3.4%
BRAZIL - 1.7%
Banco Bradesco SA	596,781	8,533,280

SOUTH KOREA - 1.7%
LG Chem Ltd.	7,167	1,114,628
Samsung Electronics Co., Ltd.	9,144	7,779,159
		8,893,787
Total Preferred Stocks (cost $13,492,765)		17,427,067

TOTAL INVESTMENTS - 98.1% (cost $401,310,513)		500,175,195
Other assets less liabilities - 1.9%		9,645,173
NET ASSETS - 100.0%		$509,820,368

(a) Non-income producing security.
* Security is being fair valued by the Advisor’s valuation committee.
ADR	-	American Depositary Receipt.

At September 30, 2014, the aggregate cost of investment securities for income tax purposes was approximately $401,310,513. Net unrealized appreciation aggregated $98,864,682 of which $116,121,017 related to appreciated investment securities and $17,256,335 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2014 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$4,335,135	$—	$—	$4,335,135
Brazil	18,253,805	—	—	18,253,805
Cayman Islands	1,271,900	3,657,048	—	4,928,948
Chile	4,676,114	—	—	4,676,114
China	24,174,716	81,620,187	—	105,794,903
Colombia	2,054,966	—	—	2,054,966
Egypt	3,104,521	5,138,201	—	8,242,722
India	5,363,087	72,232,171	—	77,595,258
Malaysia	—	7,448,496	—	7,448,496
Mexico*	10,949,375	—	—	10,949,375
Netherlands	1,581,536	—	—	1,581,536
Panama	3,494,006	—	—	3,494,006
Russia	—	7,007,761	—	7,007,761
Singapore	—	2,713,737	—	2,713,737
South Africa	—	9,907,387	—	9,907,387
South Korea	2,780,450	102,344,221	—	105,124,671
Taiwan	—	86,649,523	—	86,649,523
Turkmenistan	—	21,989,785	—	21,989,785
Total Common Stocks	82,039,611	400,708,517	—	482,748,128
Preferred Stocks
Brazil	8,533,280	—	—	8,533,280
South Korea	—	8,893,787	—	8,893,787
Total Preferred Stocks	8,533,280	8,893,787	—	17,427,067
Total	$90,572,891	$409,602,304	$—	$500,175,195

Fair value of Level 2 and Level 1 investments at December 31, 2013 was $324,027,229 and $43,043,829, respectively. $12,694,923 was transferred out of Level 2 into Level 1 and $556,834 was transferred out of Level 1 into Level 2 during the period ended September 30, 2014. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

* Includes a Level 3 security with a $0 fair market value.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

PORTFOLIO OF INVESTMENTS September 30, 2014 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

COMMON STOCKS - 98.9%
ARGENTINA - 0.2%
Arcos Dorados Holdings, Inc., Class A	189,578	$1,133,676

AUSTRALIA - 0.8%
Brambles Ltd.	566,448	4,712,128

BRAZIL - 0.6%
BM&FBovespa SA	699,600	3,209,686

CANADA - 2.6%
Fairfax Financial Holdings Ltd.	11,147	4,973,892
Ritchie Bros. Auctioneers, Inc.	128,340	2,873,533
Ultra Petroleum Corp. (a)	289,519	6,734,212
		14,581,637
CHINA - 6.8%
AIA Group Ltd.	1,626,000	8,391,370
Alibaba Group Holding Ltd. ADR (a)	31,804	2,825,785
Baidu, Inc. ADR (a)	41,200	8,991,076
China Mobile Ltd.	369,500	4,324,073
China Resources Enterprise Ltd.	1,474,000	3,489,141
Mindray Medical International Ltd. ADR	152,264	4,592,282
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,512,000	2,477,883
Tsingtao Brewery Co., Ltd., Class H	392,000	2,787,070
		37,878,680
DENMARK - 1.4%
Carlsberg A/S, B Shares	52,141	4,630,780
Jyske Bank A/S (a)	60,827	3,280,123
		7,910,903
GERMANY - 1.5%
Deutsche Boerse AG	49,123	3,298,662
SAP SE	70,049	5,055,438
		8,354,100
INDIA - 1.0%
ICICI Bank Ltd. ADR	113,600	5,577,760

INDONESIA - 0.3%
PT Bank Negara Indonesia Persero Tbk	4,166,500	1,882,744

IRELAND - 3.5%
Bank of Ireland (a)	14,884,517	5,826,362
CRH Plc.	184,761	4,198,215
Ryanair Holdings Plc. ADR (a)	174,233	9,831,968
		19,856,545
JAPAN - 7.0%
Bandai Namco Holdings, Inc.	116,900	3,007,399
Inpex Corp.	669,300	9,462,615
Japan Exchange Group, Inc.	110,100	2,613,375
Olympus Corp. (a)	117,000	4,195,706
Rohm Co., Ltd.	62,600	3,941,610
SMC Corp.	20,700	5,707,838
THK Co., Ltd.	210,100	5,235,474
Tokyo Electron Ltd.	73,600	4,796,899
		38,960,916

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value

NETHERLANDS - 0.5%
QIAGEN NV (a)	127,600	$2,905,452

NORWAY - 1.3%
Norsk Hydro ASA	489,753	2,738,112
Schibsted ASA	82,522	4,479,757
		7,217,869
RUSSIA - 0.5%
Sberbank of Russia ADR	360,251	2,832,957

SINGAPORE - 0.7%
Jardine Matheson Holdings Ltd.	66,800	3,980,530

SOUTH AFRICA - 2.8%
Naspers Ltd., N Shares	142,664	15,625,062

SOUTH KOREA - 2.2%
Samsung Electronics Co., Ltd. GDR Reg S	15,516	8,659,370
SK Hynix, Inc. (a)	77,090	3,412,086
		12,071,456
SPAIN - 0.8%
Distribuidora Internacional de Alimentacion SA	600,882	4,306,077

SWEDEN - 3.7%
Atlas Copco AB, B Shares	261,899	6,768,453
Investor AB, B Shares	91,671	3,227,704
Svenska Handelsbanken AB, A Shares	159,599	7,474,268
Volvo AB, B Shares	295,092	3,192,571
		20,662,996
SWITZERLAND - 6.3%
Coca-Cola HBC AG (a)	126,449	2,728,883
Compagnie Financiere Richemont SA	48,651	3,976,791
Nestle SA	136,662	10,043,431
Roche Holding AG — Genusschein	42,466	12,540,342
Schindler Holding AG, Participating Certificates	42,257	5,723,922
		35,013,369
TAIWAN - 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	569,400	11,490,492

TURKMENISTAN - 0.4%
Dragon Oil Plc.	239,496	2,317,778

UNITED KINGDOM - 8.7%
Aggreko Plc.	73,266	1,833,743
British American Tobacco Plc.	90,514	5,100,486
Bunzl Plc.	177,701	4,623,668
Hays Plc.	1,585,724	2,975,359
Prudential Plc.	816,659	18,155,322
Rolls-Royce Holdings Plc. (a)	442,542	6,887,527
Tullow Oil Plc.	165,371	1,724,162
Wolseley Plc.	140,583	7,363,546
		48,663,813

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value

UNITED STATES - 43.2%
Amazon.com, Inc. (a)	27,543	$8,880,965
American Express Co.	58,916	5,157,507
CarMax, Inc. (a)	134,789	6,260,949
Colgate-Palmolive Co.	87,476	5,705,185
Dolby Laboratories, Inc., Class A (a)	149,921	6,265,199
eBay, Inc. (a)	135,710	7,685,257
EOG Resources, Inc.	86,546	8,569,785
Facebook, Inc., Class A (a)	42,983	3,397,376
First Republic Bank	164,246	8,110,467
FLIR Systems, Inc.	206,209	6,462,590
Google, Inc., Class C (a)	19,274	11,128,037
Harley-Davidson, Inc.	138,533	8,062,621
Howard Hughes Corp. (The) (a)	19,800	2,970,000
Intuitive Surgical, Inc. (a)	3,689	1,703,654
Lincoln Electric Holdings, Inc.	84,511	5,842,668
M&T Bank Corp.	71,887	8,862,948
Markel Corp. (a)	13,818	8,790,321
Martin Marietta Materials, Inc.	44,861	5,784,377
MasterCard, Inc., Class A	81,461	6,021,597
Moody’s Corp.	117,652	11,118,114
Myriad Genetics, Inc. (a)	175,956	6,786,623
New York Community Bancorp, Inc.	375,010	5,951,409
NOW, Inc. (a)	164,360	4,998,188
Praxair, Inc.	32,929	4,247,841
QUALCOMM, Inc.	73,900	5,525,503
Royal Caribbean Cruises Ltd.	276,708	18,619,681
Seattle Genetics, Inc. (a)	81,100	3,015,298
TD Ameritrade Holding Corp.	331,961	11,077,539
Teradata Corp. (a)	46,874	1,964,958
Teradyne, Inc.	261,756	5,075,449
Tesla Motors, Inc. (a)	21,198	5,144,331
TripAdvisor, Inc. (a)	34,728	3,174,834
Twitter, Inc. (a)	37,156	1,916,506
Visa, Inc., Class A	28,491	6,079,125
Waters Corp. (a)	55,074	5,458,935
WellPoint, Inc.	90,386	10,811,973
Xilinx, Inc.	112,180	4,750,823
		241,378,633
TOTAL INVESTMENTS - 98.9%
(cost $463,127,575)		552,525,259
Other assets less liabilities - 1.1%		6,228,517
NET ASSETS - 100.0%		$558,753,776

(a)	Non-income producing security.
ADR	- American Depositary Receipt.
GDR	- Global Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2014, the aggregate cost of investment securities for income tax purposes was approximately $463,127,575. Net unrealized appreciation aggregated $89,397,684 of which $100,229,967 related to appreciated investment securities and $10,832,283 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$1,133,676	$—	$—	$1,133,676
Australia	—	4,712,128	—	4,712,128
Brazil	3,209,686	—	—	3,209,686
Canada	14,581,637	—	—	14,581,637
China	16,409,143	21,469,537	—	37,878,680
Denmark	—	7,910,903	—	7,910,903
Germany	—	8,354,100	—	8,354,100
India	5,577,760	—	—	5,577,760
Indonesia	—	1,882,744	—	1,882,744
Ireland	9,831,968	10,024,577	—	19,856,545
Japan	—	38,960,916	—	38,960,916
Netherlands	2,905,452	—	—	2,905,452
Norway	—	7,217,869	—	7,217,869
Russia	—	2,832,957	—	2,832,957
Singapore	—	3,980,530	—	3,980,530
South Africa	—	15,625,062	—	15,625,062
South Korea	—	12,071,456	—	12,071,456
Spain	—	4,306,077	—	4,306,077
Sweden	—	20,662,996	—	20,662,996
Switzerland	—	35,013,369	—	35,013,369
Taiwan	11,490,492	—	—	11,490,492
Turkmenistan	—	2,317,778	—	2,317,778
United Kingdom	—	48,663,813	—	48,663,813
United States	241,378,633	—	—	241,378,633
Total	$306,518,447	$246,006,812	$—	$552,525,259

Fair value of Level 2 and Level 1 investments at December 31, 2013 was $179,757,292 and $233,618,651, respectively. $2,512,729 was transferred out of Level 2 into Level 1 during the period ended September 30, 2014. These transfers were all as a result of using third party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

PORTFOLIO OF INVESTMENTS
September 30, 2014 (unaudited)	Baillie Gifford EAFE Pure Fund

	Shares	Value

COMMON STOCKS - 98.9%
AUSTRALIA - 7.0%
Brambles Ltd.	64,200	$534,062
Cochlear Ltd.	15,200	924,366
Mesoblast Ltd. (a)	45,400	171,293
Seek Ltd.	56,100	793,749
Treasury Wine Estates Ltd.	76,800	283,903
Woolworths Ltd.	12,200	365,317
		3,072,690
CHINA - 1.9%
BOC Hong Kong Holdings Ltd.	162,500	517,301
Li & Fung Ltd.	304,000	345,310
		862,611
DENMARK - 5.1%
Carlsberg A/S, B Shares	10,000	888,126
Novo Nordisk A/S, B Shares	25,000	1,190,295
Novozymes A/S, B Shares	3,900	168,775
		2,247,196
FRANCE - 4.3%
Kone Oyj, B Shares	16,600	664,590
Legrand SA	9,400	488,460
Total SA	11,200	725,250
		1,878,300
GERMANY - 1.1%
adidas AG	6,267	467,617

HONG KONG - 0.1%
Global Brands Group Holding Ltd. (a)	116,000	25,546

ISRAEL - 0.2%
Protalix BioTherapeutics, Inc. (a)	45,400	109,868

ITALY - 2.5%
CNH Industrial NV (a)	67,900	537,838
EXOR SpA	14,200	548,957
		1,086,795
JAPAN - 18.1%
Asahi Group Holdings Ltd.	26,600	769,436
Kao Corp.	35,300	1,377,500
MS&AD Insurance Group Holdings, Inc.	42,300	922,653
Olympus Corp. (a)	22,900	821,211
Rakuten, Inc.	62,500	719,466
Sankyo Co., Ltd.	7,600	272,368
Shimano, Inc.	10,200	1,240,764
Shiseido Co., Ltd.	12,800	211,142
SMC Corp.	2,000	551,482
SUGI Holdings Co., Ltd.	6,300	264,556
THK Co., Ltd.	34,000	847,245
		7,997,823

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value

NEW ZEALAND - 1.0%
Trade Me Group Ltd.	159,700	$436,136

SINGAPORE - 4.7%
Jardine Matheson Holdings Ltd.	17,600	1,048,762
United Overseas Bank Ltd.	57,433	1,006,842
		2,055,604
SPAIN - 3.5%
Distribuidora Internacional de Alimentacion SA	105,500	756,041
Inditex SA	28,000	772,908
		1,528,949
SWEDEN - 11.5%
Atlas Copco AB, B Shares	35,100	907,116
Investment AB Kinnevik, B Shares	39,050	1,408,164
Investor AB, B Shares	34,900	1,228,817
Svenska Handelsbanken AB, A Shares	32,600	1,526,708
		5,070,805
SWITZERLAND - 12.5%
Geberit AG	2,700	870,245
Mettler-Toledo International, Inc. (a)	2,500	640,325
Nestle SA	18,400	1,352,235
Roche Holding AG — Genusschein	5,100	1,506,046
Schindler Holding AG, Participating Certificates	4,800	650,184
UBS AG (a)	29,300	509,317
		5,528,352
UNITED KINGDOM - 22.8%
ASOS Plc. (a)	18,022	657,364
BG Group Plc.	60,000	1,107,644
BHP Billiton Plc.	21,000	580,869
Hargreaves Lansdown Plc.	57,000	869,905
Imagination Technologies Group Plc. (a)	95,700	290,192
Imperial Tobacco Group Plc.	14,000	602,779
Intertek Group Plc.	14,000	593,310
John Wood Group Plc.	56,500	692,517
Johnson Matthey Plc.	24,000	1,131,756
Kazakhmys Plc. (a)	60,000	256,205
Mitchells & Butlers Plc. (a)	63,168	365,646
Rightmove Plc.	22,600	786,001
Standard Chartered Plc.	33,700	621,588
Unilever Plc.	23,800	996,213
Weir Group Plc. (The)	13,000	525,005
		10,076,994
UNITED STATES - 2.6%
Coca-Cola Enterprises, Inc.	26,000	1,153,360

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value

TOTAL INVESTMENTS - 98.9%
(cost $45,768,654)		$43,598,646
Other assets less liabilities - 1.1%		500,322
NET ASSETS - 100.0%		$44,098,968

(a)                   Non-income producing security.

At September 30, 2014, the aggregate cost of investment securities for income tax purposes was approximately $45,768,654. Net unrealized depreciation aggregated $2,170,008 of which $1,240,272 related to appreciated investment securities and $3,410,280 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$3,072,690	$—	$3,072,690
China	345,310	517,301	—	862,611
Denmark	—	2,247,196	—	2,247,196
France	—	1,878,300	—	1,878,300
Germany	—	467,617	—	467,617
Hong Kong	25,546	—	—	25,546
Israel	109,868	—	—	109,868
Italy	—	1,086,795	—	1,086,795
Japan	—	7,997,823	—	7,997,823
New Zealand	—	436,136	—	436,136
Singapore	—	2,055,604	—	2,055,604
Spain	—	1,528,949	—	1,528,949
Sweden	—	5,070,805	—	5,070,805
Switzerland	640,325	4,888,027	—	5,528,352
United Kingdom	913,569	9,163,425	—	10,076,994
United States	1,153,360	—	—	1,153,360
Total	$3,187,978	$40,410,668	$—	$43,598,646

There were no transfers between levels for the period beginning December 31, 2013 and ending September 30, 2014.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

PORTFOLIO OF INVESTMENTS
September 30, 2014 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

COMMON STOCKS - 98.2%
AUSTRALIA - 6.0%
Brambles Ltd.	486,425	$4,046,438
Cochlear Ltd.	129,439	7,871,646
Mesoblast Ltd. (a)	359,292	1,355,599
Seek Ltd.	336,994	4,768,069
Treasury Wine Estates Ltd.	418,722	1,547,868
Woolworths Ltd.	92,745	2,777,161
		22,366,781
CHINA - 5.6%
Baidu, Inc. ADR (a)	36,900	8,052,687
Cafe de Coral Holdings Ltd.	680,298	2,302,860
Jardine Strategic Holdings Ltd.	73,000	2,540,858
JD.com, Inc. ADR (a)	67,700	1,748,014
Mindray Medical International Ltd. ADR	70,901	2,138,374
Tsingtao Brewery Co. Ltd., Class H	594,057	4,223,669
		21,006,462
DENMARK - 5.1%
Carlsberg A/S, B Shares	78,397	6,962,645
Novo Nordisk A/S, B Shares	193,778	9,226,117
Novozymes A/S, B Shares	66,545	2,879,776
		19,068,538
FRANCE - 2.7%
Kone Oyj, B Shares	103,362	4,138,155
Legrand SA	57,716	2,999,142
Total SA	47,947	3,104,782
		10,242,079
GERMANY - 1.1%
adidas AG	53,250	3,973,293

HONG KONG - 1.4%
BOC Hong Kong Holdings Ltd.	854,040	2,718,744
Global Brands Group Holding Ltd. (a)	753,218	165,876
Li & Fung Ltd.	1,931,218	2,193,647
		5,078,267

INDIA - 1.6%
Mahindra & Mahindra Ltd. GDR	266,711	5,964,992

ISRAEL - 0.2%
Protalix BioTherapeutics, Inc. (a)	329,319	796,952

ITALY - 2.1%
CNH Industrial NV (a)	438,579	3,473,997
EXOR SpA	112,391	4,344,916
		7,818,913

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value

JAPAN - 14.4%
Asahi Group Holdings Ltd.	153,000	$4,425,706
Kao Corp.	172,300	6,723,604
MS&AD Insurance Group Holdings, Inc.	307,600	6,709,407
Olympus Corp. (a)	139,000	4,984,642
Rakuten, Inc.	511,200	5,884,660
Sankyo Co., Ltd.	54,400	1,949,581
Shimano, Inc.	74,300	9,038,112
Shiseido Co., Ltd.	87,000	1,435,105
SMC Corp.	14,900	4,108,541
SUGI Holdings Co., Ltd.	49,900	2,095,453
THK Co., Ltd.	251,600	6,269,612
		53,624,423
MEXICO - 0.7%
Wal-Mart de Mexico SAB de CV, Series V	1,025,900	2,581,841

NEW ZEALAND - 0.9%
Trade Me Group Ltd.	1,178,556	3,218,605

PHILIPPINES - 0.5%
Puregold Price Club, Inc.	2,569,500	1,985,405

SINGAPORE - 3.3%
Jardine Matheson Holdings Ltd.	90,000	5,362,990
United Overseas Bank Ltd.	401,011	7,030,011
		12,393,001
SOUTH AFRICA - 2.7%
Clicks Group Ltd.	463,598	2,752,970
Naspers Ltd., N Shares	66,837	7,320,223
		10,073,193
SOUTH KOREA - 3.5%
Samsung Electronics Co., Ltd. GDR Reg S	10,513	5,867,231
Samsung Fire & Marine Insurance Co., Ltd.	27,278	7,301,088
		13,168,319
SPAIN - 3.5%
Corporacion Financiera Alba SA	33,550	1,774,720
Distribuidora Internacional de Alimentacion SA	838,310	6,007,549
Inditex SA	190,575	5,260,603
		13,042,872
SWEDEN - 8.5%
Atlas Copco AB, B Shares	275,773	7,127,009
Investment AB Kinnevik, B Shares	308,623	11,129,113
Investor AB, B Shares	125,122	4,405,502
Svenska Handelsbanken AB, A Shares	196,531	9,203,851
		31,865,475

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

	Shares	Value

SWITZERLAND - 8.9%
Geberit AG	14,269	$4,599,085
Mettler-Toledo International, Inc. (a)	16,226	4,155,965
Nestle SA	95,113	6,989,952
Roche Holding AG — Genusschein	40,478	11,953,279
Schindler Holding AG, Participating Certificates	24,842	3,364,973
UBS AG (a)	129,432	2,249,895
		33,313,149
TAIWAN - 3.6%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	1,076,079	6,703,973
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	325,141	6,561,345
		13,265,318
TURKEY - 1.3%
Turkiye Garanti Bankasi A/S ADR	1,328,694	4,663,716

UNITED KINGDOM - 19.4%
ASOS Plc. (a)	142,465	5,196,502
BG Group Plc.	496,444	9,164,718
BHP Billiton Plc.	148,721	4,113,688
Hargreaves Lansdown Plc.	443,333	6,765,922
Imagination Technologies Group Plc. (a)	814,900	2,471,033
Imperial Tobacco Group Plc.	79,452	3,420,860
Intertek Group Plc.	88,675	3,757,982
John Wood Group Plc.	286,079	3,506,454
Johnson Matthey Plc.	130,289	6,143,972
Kazakhmys Plc. (a)	706,612	3,017,291
Mitchells & Butlers Plc. (a)	530,107	3,068,506
Rightmove Plc.	142,990	4,973,022
Standard Chartered Plc.	358,790	6,617,789
Unilever Plc.	166,003	6,948,499
Weir Group Plc. (The)	79,096	3,194,291
		72,360,529
UNITED STATES - 1.2%
Coca-Cola Enterprises, Inc.	104,833	4,650,392

Total Common Stocks
(cost $356,600,535)		366,522,515

PREFERRED STOCKS - 0.8%
BRAZIL - 0.8%
Itau Unibanco Holding SA ADR
(cost $2,898,141)	225,170	3,125,360

TOTAL INVESTMENTS - 99.0%
(cost $359,498,676)		369,647,875
Other assets less liabilities - 1.0%		3,646,184
NET ASSETS - 100.0%		$373,294,059

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

(a)   Non-income producing security.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2014, the aggregate cost of investment securities for income tax purposes was approximately $359,498,676. Net unrealized appreciation aggregated $10,149,199 of which $32,740,449 related to appreciated investment securities and $22,591,250 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$22,366,781	$—	$22,366,781
China	11,939,075	9,067,387	—	21,006,462
Denmark	—	19,068,538	—	19,068,538
France	—	10,242,079	—	10,242,079
Germany	—	3,973,293	—	3,973,293
Hong Kong	2,359,523	2,718,744	—	5,078,267
India	5,964,992	—	—	5,964,992
Israel	796,952	—	—	796,952
Italy	—	7,818,913	—	7,818,913
Japan	—	53,624,423	—	53,624,423
Mexico	2,581,841	—	—	2,581,841
New Zealand	—	3,218,605	—	3,218,605
Philippines	—	1,985,405	—	1,985,405
Singapore	—	12,393,001	—	12,393,001
South Africa	2,752,970	7,320,223	—	10,073,193
South Korea	—	13,168,319	—	13,168,319
Spain	—	13,042,872	—	13,042,872
Sweden	—	31,865,475	—	31,865,475
Switzerland	4,155,965	29,157,184	—	33,313,149
Taiwan	13,265,318	—	—	13,265,318
Turkey	4,663,716	—	—	4,663,716
United Kingdom	8,213,793	64,146,736	—	72,360,529
United States	4,650,392	—	—	4,650,392
Total Common Stocks	61,344,537	305,177,978	—	366,522,515
Preferred Stocks
Brazil	3,125,360	—	—	3,125,360
Total	$64,469,897	$305,177,978	$—	$369,647,875

Fair value of Level 2 and Level 1 investments at December 31, 2013 was $232,612,334 and $43,398,119, respectively. $12,805,868 was transferred out of Level 2 into Level 1 and $5,810,626 was transferred out of Level 1 into Level 2 during the period ended September 30, 2014. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

PORTFOLIO OF INVESTMENTS
September 30, 2014 (unaudited)	Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value

COMMON STOCKS - 96.9%
CHINA - 24.7%
AIA Group Ltd.	100,200	$517,107
Alibaba Group Holding Ltd. ADR (a)	2,454	218,038
Baidu, Inc. ADR (a)	11,600	2,531,468
Ctrip.com International Ltd. ADR (a)	12,038	683,277
New Oriental Education & Technology Group, Inc. ADR (a)	14,300	331,760
Tencent Holdings Ltd.	143,300	2,132,512
		6,414,162
DENMARK - 2.9%
Novozymes A/S, B Shares	17,070	738,715

FRANCE - 6.5%
Hermes International	1,435	429,106
Kering	4,402	887,535
L’Oreal SA	2,326	368,893
		1,685,534
SPAIN - 4.3%
Inditex SA	40,805	1,126,375

SWEDEN - 2.4%
Atlas Copco AB, A Shares	21,520	614,046

UNITED KINGDOM - 3.6%
ARM Holdings Plc.	34,232	498,730
Burberry Group Plc.	18,130	442,227
		940,957
UNITED STATES - 52.5%
Amazon.com, Inc. (a)	6,900	2,224,836
Apple, Inc.	2,807	282,805
Facebook, Inc., Class A (a)	15,112	1,194,453
Google, Inc., Class A (a)	46	27,067
Google, Inc., Class C (a)	2,898	1,673,189
Illumina, Inc. (a)	10,358	1,697,883
Intuitive Surgical, Inc. (a)	2,193	1,012,771
LinkedIn Corp., Class A (a)	3,189	662,642
salesforce.com, Inc. (a)	14,479	832,977
Seattle Genetics, Inc. (a)	10,000	371,800
Splunk, Inc. (a)	7,177	397,319
Stratasys Ltd. (a)	4,100	495,198
Tesla Motors, Inc. (a)	3,705	899,129
TripAdvisor, Inc. (a)	5,032	460,025
Twitter, Inc. (a)	6,058	312,472
Whole Foods Market, Inc.	18,241	695,165
Workday, Inc., Class A (a)	4,794	395,505
		13,635,236

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

Value

TOTAL INVESTMENTS - 96.9%
(cost $24,264,591)	$25,155,025
Other assets less liabilities - 3.1%	798,508
NET ASSETS - 100.0%	$25,953,533

(a)	Non-income producing security.
ADR - American Depositary Receipt.

At September 30, 2014, the aggregate cost of investment securities for income tax purposes was approximately $24,264,591. Net unrealized appreciation aggregated $890,434 of which $1,721,504 related to appreciated investment securities and $831,070 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2014 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
China	$3,764,543	$2,649,619	$—	$6,414,162
Denmark	—	738,715	—	738,715
France	429,106	1,256,428	—	1,685,534
Spain	—	1,126,375	—	1,126,375
Sweden	—	614,046	—	614,046
United Kingdom	—	940,957	—	940,957
United States	13,635,236	—	—	13,635,236
Total	$17,828,885	$7,326,140	$—	$25,155,025

There were no transfers between levels for the period beginning December 31, 2013 and ending September 30, 2014.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2014.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	November 25, 2014

By (Signature and Title)*	/s/ Nigel Cessford
Nigel Cessford, Treasurer
(principal financial officer)

Date	November 26, 2014

* Print the name and title of each signing officer under his or her signature.